Borrowings, Bank loans (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) Agreement	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)
Bank loans [Abstract]
Borrowings | $		$ 570,811,000	$ 9,173,000
Loan repayment period	2 years
Convertible Bonds [Member]
Bank loans [Abstract]
Borrowings | $		555,706,000	$ 0
Top of Range [Member]
Bank loans [Abstract]
Capital and reserves percentage	25.00%
BNP Paribas and IMBC Group [Member]
Bank loans [Abstract]
Undrawn borrowing facilities	€ 2,407,000	$ 4,036,000
Radiopharmaceutical Production Facility [Member]
Bank loans [Abstract]
Number of loan agreements | Agreement	2
Radiopharmaceutical Production Facility [Member] | BNP Paribas and IMBC Group [Member]
Bank loans [Abstract]
Borrowings | €	€ 10,100,000
Borrowings, maturity term	10 years
Radiopharmaceutical Production Facility [Member] | BNP Paribas [Member]
Bank loans [Abstract]
Borrowings | €	€ 2,000,000
Borrowings, maturity term	2 years